Leases (Details) ¥ in Millions	6 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)
Leases (Details) [Line Items]
Number of operating leases	1	1
Requirement amount (in Yuan Renminbi) | ¥		¥ 20
Incremental borrowing rate	4.75%	4.75%
Operating lease expense	$ 83,306		$ 97,191
Subleases of Vehicles [Member]
Leases (Details) [Line Items]
Operating lease expense	$ 22,996
PRC [Member]
Leases (Details) [Line Items]
Incremental borrowing rate	4.45%	4.45%